May-29-03 04:27pm From- T-985 P.002/002 F-166

Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

1-31696

03058137

RECD S.E.C.
MAY 2 9 2003
1086

May 29, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 10 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, UBS Preferred Funding Trust IV, Trust Preferred Securities of UBS Funding Trust IV, Company Preferred Securities of UBS Preferred Funding LLC IV and Subordinated Guarantee of UBS AG with respect to the Noncumulative Company Preferred Securities (application is made for listing, not for trading, but only in connection with the registration of the Trust Preferred Securities pursuant to the requirements of the Securities and Exchange Commission) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 29, 2003. Tentative listing date – May 30, 2003.

Sincerely,

[signature]